Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

Background

Item 402(v) of the SEC’s Regulation S-K, which was mandated by the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, requires disclosure of information that demonstrates the relationship between executive “compensation actually paid” (CAP) and our performance against several specific financial metrics. We have included the table and disclosure below in accordance with the final rule, which became effective on October 11, 2023. For further information regarding our executive compensation programs, the metrics the Compensation Committee used to set executive compensation for 2025 and our pay-for-performance philosophy, please refer to “Compensation Discussion and Analysis.”

PAY VERSUS PERFORMANCE TABLE

					Value of Initial Fixed
					$100 Investment Based
					On:
			Average
			Summary	Average		Peer Group	Net	Company
	Summary		Compensation	Compensation	Company	Total	Income	Selected
	Compensation	Compensation	Table Total for	Actually Paid	Total	Shareholder	(Loss)	Financial
	Table Total for	Actually Paid to	Non-PEO	to Non-PEO	Shareholder	Return	(in	Measure: Revenue
Year	PEO ($)(1)	PEO ($)(2)	NEOs ($)(3)	NEOs ($)(4)	Return ($)(5)	($)(6)	millions) ($)	(in millions) ($)

2025	25,571,250	28,297,709	3,768,375	3,407,238	57	120	447.2	616.3

2024	18,752,897	91,737,003	2,254,350	3,933,225	58	91	23.4	329

2023	18,467,509	41,175,772	1,867,378	5,216,516	33	92	12.7	233.7

2022	10,435,150	(42,942,247)	1,965,900	1,548,350	23	89	(198.3)	2.8

2021	42,666,831	(114,073,313)	1,509,360	(9,794,803)	37	99	(348.1)	6.7

(1)	Amounts represent amounts reported for the Company’s principal executive officer (PEO), Mr. Weiss, in the “Total” column of the Summary Compensation Table (SCT) in each applicable year.
(2)

Amounts represent Compensation Actually Paid (CAP) to the PEO, Mr. Weiss, as calculated in accordance with Item 402(v) of the Commission’s Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Weiss during the applicable year. As required by the rules of the Commission, the CAP amount for each year is determined by deducting from the SCT total compensation for the relevant year the amounts reported under the “Stock Awards” and “Option Awards” columns in the SCT and adding (or subtracting, as applicable) the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in the fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The adjustments to determine CAP for Mr. Weiss are as follows:

PEO Total Compensation Amount	$ 25,571,250	$ 18,752,897	$ 18,467,509	$ 10,435,150	$ 42,666,831
PEO Actually Paid Compensation Amount	$ 28,297,709	91,737,003	41,175,772	(42,942,247)	(114,073,313)
Adjustment To PEO Compensation, Footnote

	2025	2024	2023	2022	2021
Deduction for amounts reported under the "Stock Awards" and “Option Awards” columns in the SCT	(23,550,000)	(16,781,959)	(16,498,750)	(8,466,400)	(40,593,721)
Fair value of awards granted during year that remain outstanding and unvested as of year-end	20,205,000	29,315,828	16,498,750	16,454,000	21,606,116
Fair value of awards granted during year that vest during year	-	-	-	-	-
Change in fair value from prior year-end to current year-end of awards granted in prior years that were outstanding and unvested as of year-end	1,521,660	58,969,947	22,708,263	(19,310,194)	(137,752,539)
Change in fair value from prior year-end to current year-end of awards granted in prior years that vested during year	4,549,799	1,480,290	-	(42,054,803)	-
Fair value of awards granted in prior years that were forfeited during year	-	-	-	-	-
Incremental fair value of awards modified during year	-	-	-	-	-
Total	2,726,459	72,984,106	22,708,263	(53,377,397)	(156,740,144)

(3)

Amounts represent the average of the amounts reported for the Company’s non-PEO NEOs as a group in the “Total” column of the SCT in each applicable year. The sole non-CEO NEO during these years was Mr. Power.

(4)

Amounts represent CAP to the sole non-PEO NEO, Mr. Power, as calculated in accordance with Item 402(v) of the Commission’s Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Power during the applicable year. As required by the rules of the Commission, the following adjustments were made to the SCT total compensation for each year to determine the CAP for Mr. Power, using the same methodology as described above in footnote 2:

Non-PEO NEO Average Total Compensation Amount	$ 3,768,375	2,254,350	1,867,378	1,965,900	1,509,360
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,407,238	3,933,225	5,216,516	1,548,350	(9,794,803)
Adjustment to Non-PEO NEO Compensation Footnote

	2025	2024	2023	2022	2021
Deduction for amounts reported under the "Stock Awards" and “Option Awards” columns in the SCT	(2,919,875)	(1,473,750)	(1,196,800)	(1,313,300)	(939,000)
Fair value of awards granted during year that remain outstanding and unvested as of year-end	2,608,375	2,257,500	1,451,800	1,708,250	475,000
Fair value of awards granted during year that vest during year	-	-	-	477,000	-
Change in fair value from prior year-end to current year-end of awards granted in prior years that were outstanding and unvested as of year-end	(28,638)	895,125	843,438	(1,289,500)	(10,792,200)
Change in fair value from prior year-end to current year-end of awards granted in prior years that vested during year	-	-	2,201,500	-	(47,963)
Fair value of awards granted in prior years that were forfeited during year	-	-	49,200	-	-
Incremental fair value of awards modified during year	-	-	-	-	-
Total	(340,138)	1,678,875	3,349,138	(417,550)	(11,304,163)

(5)

Cumulative TSR is calculated by dividing (a) the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by (b) the Company’s share price at the beginning of the measurement period.

(6)

Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the NASDAQ Biotechnology Index.

Compensation Actually Paid vs. Total Shareholder Return

Pay Versus Performance Relationship Disclosures

Compensation Actually Paid and Cumulative Total Shareholder Return

The graph below compares the compensation actually paid to our PEO and the average of the compensation actually paid to our remaining NEO, with our cumulative total stockholder return for the years ended December 31, 2025, 2024, 2023, 2022, and 2021. Total stockholder return amounts reported in the graph assume an initial fixed investment of $100 on December 31, 2020.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net Income (Loss)

The graph below compares the compensation actually paid to our PEO and the average of the compensation actually paid to our remaining NEO, with our net income (loss) for the years ended December 31, 2025, 2024, 2023, 2022, and 2021.

Compensation Actually Paid vs. Company Selected Measure

Compensation Actually Paid and Company Selected Financial Measure

The graph below compares the compensation actually paid to our PEO and the average of the compensation actually paid to our remaining NEO, with our Company selected financial measure, revenue, for the years ended December 31, 2025, 2024, 2023, 2022, and 2021.

Tabular List, Table

Pay Versus Performance Tabular List

We believe the following financial performance measure represents the most important financial performance measure used by us to link compensation actually paid to our NEOs for the year ended December 31, 2025:

●	Revenue

The list only includes one financial measure, revenue, because that is the only financial performance measure used in 2025. In our “Compensation Discussion and Analysis” above, we described how our executive compensation programs are effective at incentivizing and retaining our executives and closely aligning the interests of our senior management team with those of our shareholders.

Total Shareholder Return Amount	$ 57	58	33	23	37
Peer Group Total Shareholder Return Amount	120	91	92	89	99
Net Income (Loss)	$ 447,200,000	$ 23,400,000	$ 12,700,000	$ (198,300,000)	$ (348,100,000)
Company Selected Measure Amount	616,300,000	329,000,000	233,700,000	2,800,000	6,700,000
PEO Name	Mr. Weiss
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 2,726,459	$ 72,984,106	$ 22,708,263	$ (53,377,397)	$ (156,740,144)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(23,550,000)	(16,781,959)	(16,498,750)	(8,466,400)	(40,593,721)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,205,000	29,315,828	16,498,750	16,454,000	21,606,116
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,521,660	58,969,947	22,708,263	(19,310,194)	(137,752,539)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,549,799	1,480,290	0	(42,054,803)	0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Incremental Fair Value of Awards Modified During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(340,138)	1,678,875	3,349,138	(417,550)	(11,304,163)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,919,875)	(1,473,750)	(1,196,800)	(1,313,300)	(939,000)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,608,375	2,257,500	1,451,800	1,708,250	475,000
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(28,638)	895,125	843,438	(1,289,500)	(10,792,200)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	477,000	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	2,201,500	0	(47,963)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	49,200	0	0
Non-PEO NEO | Incremental Fair Value of Awards Modified During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0